Financial Risk Management and Fair Values of Financial Instruments - Schedule of Sensitivity Analysis (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Monetary items
Effect on profit (loss), financial assets	$ 676,564	$ (5,480,914)	$ 8,054,506
Monetary items
Effect on profit (loss), financial liabilities	$ (676,564)	$ 5,480,914	$ (8,054,506)
USD:NTD [Member]
Monetary items
Change in exchange rate, financial assets		1
Monetary items
Change in exchange rate, financial liabilities		1
Effect on profit (loss), financial liabilities		$ 1,127
Effect on other comprehensive income, financial liabilities
JPY [Member]
Monetary items
Change in exchange rate, financial assets		1
Monetary items
Change in exchange rate, financial liabilities		1
Effect on profit (loss), financial liabilities		$ 5,539
Effect on other comprehensive income, financial liabilities
USD:NTD [Member]
Monetary items
Change in exchange rate, financial assets	1	1	1
Effect on profit (loss), financial assets	$ 2,337	$ 1,553	$ 1,378
Effect on other comprehensive income, financial assets
Monetary items
Change in exchange rate, financial liabilities	1	1	1
JPY [Member]
Monetary items
Change in exchange rate, financial assets	1	1	1
Effect on profit (loss), financial assets	$ 13	$ 235	$ 260
Effect on other comprehensive income, financial assets
Monetary items
Change in exchange rate, financial liabilities	1	1	1
HKD [Member]
Monetary items
Change in exchange rate, financial assets	1	1	1
Effect on profit (loss), financial assets
Effect on other comprehensive income, financial assets
Monetary items
Change in exchange rate, financial liabilities	1	1	1
USD:NTD [Member]
Monetary items
Change in exchange rate, financial assets	1		1
Monetary items
Change in exchange rate, financial liabilities	1		1
Effect on profit (loss), financial liabilities	$ 557		$ 25
Effect on other comprehensive income, financial liabilities
JPY [Member]
Monetary items
Change in exchange rate, financial assets	1
Monetary items
Change in exchange rate, financial liabilities	1
Effect on profit (loss), financial liabilities	$ 5,469
Effect on other comprehensive income, financial liabilities